Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2020
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash
14.	Cash, Cash Equivalents and Restricted Cash
The following table shows the breakdown of cash, cash equivalents and restricted cash at December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$64,024	$53,050
Cash and Cash equivalents held by the lessor VIE	796	32
Restricted cash	1,310	8,170

Total cash, cash equivalents and restricted cash	$66,130	$61,252

Amounts included in restricted cash represent those required to be set aside as collateral by a contractual agreement with a banking institution for the liability on the cross-currency interest rate swap agreement at the reporting date. Please read Note 9 (Derivative Instruments Accounted for at Fair Value). If the Norwegian Kroner depreciates relative to the U.S. Dollar beyond a certain threshold, we are required to place cash collateral with our swap providers. As of June 30, 2020, the collateral amount held with the swap provider was $8.2 million (December 31, 2019, $1.3 million).